Summary of Significant Accounting Policies - Schedule of Significant Changes in the Contract Assets Balances (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023
Schedule Of Significant Changes In The Contract Assets Balances Abstract
Balance Beginning		$ 91,565		$ 137,001
Amounts billed to customers	[1]	(17,414)		(45,388)
Provision of current expected credit losses		(74,622)	[2]	(713)
Exchange diff.		954		665
Balance Ending		$ 483		$ 91,565

[1]	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.
[2]	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2024 and 2023, the allowance for credit losses were $74,622 and $713, respectively.